Real Estate Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate Intangibles (Tables) [Abstract]
Summary of real estate intangibles excluding those classified as held for sale

The following is a summary of our real estate intangibles, excluding those classified as held for sale, as of the dates indicated (dollars in thousands):

	December 31, 2011	December 31, 2010
Assets:
In place lease intangibles	$332,645	$182,030
Above market tenant leases	35,973	24,089
Below market ground leases	51,316	46,992
Lease commissions	8,265	4,968
Gross historical cost	428,199	258,079
Accumulated amortization	(148,380)	(49,145)
Net book value	$279,819	$208,934

Weighted-average amortization period in years	17.0	18.2

Liabilities:
Below market tenant leases	$67,284	$57,261
Above market ground leases	5,020	5,020
Gross historical cost	72,304	62,281
Accumulated amortization	(21,387)	(15,992)
Net book value	$50,917	$46,289

Weighted-average amortization period in years	12.3	14.0

The following is a summary of real estate intangible amortization for the periods presented (in thousands):

	Year Ended December 31,
	2011	2010	2009
Rental income related to above/below market tenant leases, net	$3,340	$3,829	$2,670
Property operating expenses related to above/below market ground leases, net	(1,161)	(1,049)	(1,052)
Depreciation and amortization related to in place lease intangibles and lease commissions	(98,856)	(18,298)	(9,722)

The future estimated aggregate amortization of intangible assets and liabilities is as follows for the periods presented (in thousands):

	Assets	Liabilities
2012	$85,656	$6,108
2013	34,209	5,549
2014	17,136	5,169
2015	14,897	4,330
2016	17,801	4,129
Thereafter	110,120	25,632
Totals	$279,819	$50,917